Label	Element	Value
Carillon Eagle Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
CARILLON SERIES TRUST
Carillon Eagle Small Cap Growth Fund

SUPPLEMENT DATED MARCH 20, 2020 TO THE
PROSPECTUS AND SUMMARY PROSPECTUSES
DATED MARCH 1, 2020

In light of recent market events we wanted to confirm our commitment to providing uninterrupted delivery of our investment products and services to clients around the world while at the same time safeguarding the health and safety of our associates. As a global enterprise, we prepare for events that have the potential to disrupt business, such as the current coronavirus outbreak. In addition, we are communicating with our key service providers and remain confident that they have sufficient business continuity plans to continue to provide our Funds with the level of service we expect.

1.
Carillon ClariVest Capital Appreciation Fund, Carillon ClariVest International Stock Fund, Carillon Eagle Growth & Income Fund, Carillon Eagle Mid Cap Growth Fund, Carillon Eagle Small Cap Growth Fund, Carillon Scout International Fund, Carillon Scout Mid Cap Fund and Carillon Scout Small Cap Fund (each, an “Equity Fund”).

Effective immediately, the paragraph that begins with “Stock market risk” in the “Principal Risks” section of each Equity Fund’s Summary Prospectus is hereby deleted in its entirety and replaced with the following:

•
Stock market risk is the risk that broad stock market decline or volatility or a decline in particular holdings in response to adverse issuer, political, regulatory, market, economic or other developments, such as natural disasters, public health crises or pandemics (such as COVID-19), governments’ reactions to and public perceptions concerning these developments, and adverse investor sentiment, will adversely impact the fund.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE PROSPECTUS AND SUMMARY PROSPECTUSES FOR FUTURE REFERENCE